Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 1,099	$ 1,333
Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 1,100	$ 1,300